RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2024
RIGHT OF USE ASSETS

10.	RIGHT OF USE ASSETS

	Vehicles	Buildings	Land	Total

Balance at December 31, 2022	$2,385	$342,361	$-	$344,746
Additions	-	322,354	418,001	740,355
Depreciation	(2,385)	(149,644)	(211,057)	(363,086)
Foreign exchange translation	-	-	(328)	(328)
Balance at December 31, 2023	$-	$515,071	$206,616	$721,687
Depreciation	$-	$(71,364)	$(106,219)	$(177,583)
Foreign exchange translation	-	-	6,513	6,513
Balance at June 30, 2024	$-	$443,707	$106,910	$550,617

The Company added two new leases during the year ended December 31, 2023. A lease for land in the amount of $418,001 with an expiration date of December 31, 2024, and another lease for a facility in the amount of $322,354 with an expiration date of September 30, 2028. The Company has four leases with expiration dates of December 31, 2024, May 31, 2026, January 31, 2027, and September 30, 2028.